GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Impairment Of Intangible Assets, Finite-Lived	$ 174	$ 0	$ 55